Audit fees	12 Months Ended
Dec. 31, 2020
Audit fees
Audit fees

30.Audit fees

The following auditors’ fees were expensed in the income statement:

	Year Ended December 31,
Fees	2020	2019	2018
	in thousands of €
Audit fees (1)	€808	€730	€648
Audit-related fees	165	159	143
Tax and other services (2)	—	—	—
Total	€973	€889	€791
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax and other services performed by the Deloitte network.